Goodwill (Details)	6 Months Ended
Dec. 31, 2022 USD ($)
Goodwill (Details) [Line Items]
Allocated goodwill	$ 11,223,456
Business Combination [Member]
Goodwill (Details) [Line Items]
Purchase consideration amount	$ 19,374,209